Schedule of consolidated financial statements the related party transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member] | Director [Member]
IfrsStatementLineItems [Line Items]
Agent commission			$ 18,102	$ 41,768
Consultancy fee			51,663	53,914
Acquisition of patent			707,028
Alps Globemedics Sdn Bhd [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Agent commission			120,189	137,164
Management fee income			12,916	13,479
Purchases				$ 1,035
Alps Globemedics Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Agent commission	$ 142,809	$ 46,039
Management fee income	$ 7,111	$ 6,410